Related party transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) [Line Items]
Net premiums written	$ 475,352	$ 345,608	$ 292,707
Premiums retained by agents	298,445	220,143	178,265
Net receivables	15,498	15,244
Lennar | Affiliated Entity
Related Party Transactions (Details) [Line Items]
Net premiums written	114,212	88,609	73,070
Premiums retained by agents	92,466	71,229	$ 59,933
Net receivables	$ 3,883	$ 4,447